CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 7,209	$ 39
Prepaid expenses and other current assets	273	36
Total current assets	7,482	75
NON-CURRENT ASSETS
Property and equipment, net	62
Total non-current assets	62
ASSETS OF DISCONTINUED COMPONENTS		50,425
Total assets	7,544	50,500
CURRENT LIABILITIES
Accounts payable	46
Accrued expenses and other payables	366	880
Acquisition consideration payable	549	1,043
Amounts due to related parties	110	174
Total current liabilities	1,071	2,097
LIABILITIES OF DISCONTINUED COMPONENTS		61,856
Total liabilities	1,071	63,953
SHAREHOLDERS' EQUITY
Common Shares - $0.0001 par value 1,000,000,000 shares authorized, 21,687,497 and 30,143,741 shares issued and outstanding on December 31, 2011 and 2012, respectively	3	2
Additional paid-in capital	137,823	123,288
Accumulated other comprehensive loss	(4,433)	(1,071)
Accumulated deficit	(126,920)	(135,672)
Total shareholders' equity/(deficit)	6,473	(13,453)
Total liabilities and shareholders' equity	$ 7,544	$ 50,500